Small Cap Value Portfolio Expense Example - Small Cap Value Portfolio - Small Cap Value Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	$ 1,083